Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property and Equipment	Dec. 31, 2023
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	25 years
Minimum [Member] | Machinery [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	2 years
Minimum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	2 years
Minimum [Member] | Vehicle [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	5 years
Maximum [Member] | Machinery [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	6 years
Maximum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	5 years
Maximum [Member] | Vehicle [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment of useful lives	6 years